12. Trade receivables (Details 3) $ in Thousands	Dec. 31, 2018 ARS ($)
5% increase in the uncollectibility rate estimate
SummaryOfTradeReceivablesLineItems [Line Items]
Contingencies	$ 946,318
Change	45,063
5% decrease in the uncollectibility rate estimate
SummaryOfTradeReceivablesLineItems [Line Items]
Contingencies	856,192
Change	$ (45,063)